Valuation results and net trading income	12 Months Ended
Dec. 31, 2018
Valuation Results And Net Trading Income [Abstract]
Valuation results and net trading income
23 Valuation results and net trading income

Valuation results and net trading income
	2018	2017	2016
Securities trading results	–722	656	–369
Derivatives trading results	540	59	706
Change in fair value of derivatives relating to
– fair value hedges	185	–184	–170
– cash flow hedges (ineffective portion)	–19	44	–16
– other non-trading derivatives	868	–301	2,103
Change in fair value of assets and liabilities (hedged items)	–176	91	244
Valuation results on assets and liabilities designated at FVPL (excluding trading)	257	–56	–79
Foreign exchange transactions results	69	1,194	–898
Other	225	9	24
	1,227	1,512	1,545

Securities trading results includes the results of market making in instruments such as government securities, equity securities, corporate debt securities, money-market instruments, and interest rate derivatives such as swaps, options, futures, and forward contracts. Foreign exchange transactions results include gains and losses from spot and forward contracts, options, futures, and translated foreign currency assets and liabilities.

The portion of trading gains and losses relating to trading securities still held as at 31 December 2018 amounts to EUR 396 million (2017: EUR -68 million; 2016: EUR -232 million).

Net trading income relates to trading assets and trading liabilities which include assets and liabilities that are classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING. ING offers products that are traded on the financial markets to institutional clients, corporate clients, and governments. ING Group’s trading books are managed based on internal limits and comprise a mix of products with results which could be offset. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not always allow netting of these positions in the statement of financial position. Reference is made to Note 4 ‘Financial assets at fair value through profit or loss’ and Note 15 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.

The majority of the risks involved in security and currency trading is economically hedged with derivatives. The securities trading results are partly offset by results on these derivatives. The result of these derivatives is included in Derivatives trading results.

In 2018, Derivatives trading results include EUR -20 million CVA/DVA adjustments on trading derivatives (2017: EUR 47 million; 2016: EUR 36 million).

‘Valuation results and net trading income’ include the fair value movements on derivatives (used for both hedge accounting and economically hedging exposures) as well as the changes in the fair value of assets and liabilities included in hedging relationships as hedged items. Reference is made to Note 40 ‘Derivatives and hedge accounting’ for information on derivatives used for hedge accounting.

The fair value movements on the derivatives are influenced by changes in the market conditions, such as stock prices, interest rates and currency exchange rates. In addition, ‘Valuation results and net trading income’ include the results on assets and liabilities designated at fair value through profit or loss. Furthermore, as of 1 January 2018, fair value changes on financial assets mandatorily measured at fair value through profit or loss are included.

The Valuation results on assets and liabilities designated at fair value through profit or loss include fair value changes on certain issued debt securities. Valuation results on assets and liabilities designated at fair value through profit or loss were mainly due to changes in the fair value of financial liabilities driven by changes in market conditions and changes in own credit risk as disclosed in Note 15 ‘Financial liabilities at fair value through profit or loss’. Market conditions include in particular credit spread developments.

In 2018, Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading) include fair value adjustments on own issued notes amounting to EUR 302 million (2017: EUR -107 million; 2016: EUR -70 million). DVA adjustment on own issued notes is no longer included in Valuation results (2017: EUR -79 million; 2016: EUR -50 million). In 2018, in accordance with IFRS 9, the DVA adjustment on own issued notes is recognised in OCI.

In 2018, Valuation results and net trading income include results on non-trading derivatives related to warrants on the shares of Voya and NN Group amounting to EUR 90 million (2017: EUR -52 million; 2016: EUR 33 million). As at 31 December 2018 ING no longer holds any warrants on the shares of Voya and NN Group. Reference is made to Note 4 ‘Financial assets at fair value through profit or loss’.

Interest income from trading assets in 2018 amounted to EUR 13,924 million.

Interest expense from trading liabilities in 2018 amounted to EUR 13,976 million.

‘Valuation results and net trading income’ are reflected in the Consolidated statement of cash flows in the line Result before tax - Adjusted for: other.